Depreciation and Amortisation Expense	12 Months Ended
Jun. 30, 2025
Depreciation and Amortisation Expense [Abstract]
Depreciation and amortisation expense

Note 11. Depreciation and amortisation expense

	Consolidated
	30 June 2025	30 June 2024
	$	$
Amortisation expenses	1,219,103	1,200,723
Depreciation on machinery	3,852	1,172
Depreciation expense on right-of-use assets	-	10,001
	1,222,955	1,211,896